Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Parenthetical) (Detail) - MXN ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Description of nature of counterparty		One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.
Instituto Tecnologico Y De Estudios Superiores De Monterrey AC [member]
Disclosure of transactions between related parties [line items]
Donations to related party	[1],[2]	$ 127	$ 127	$ 47

[1]	In 2019 and 2018, there were donations to ITESM made through Fundacion FEMSA as intermediary for Ps. 127 and Ps. 127, respectively
[2]	One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.